Accrued liabilities (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Accrued Liabilities
Provisions for legal claims (Note 9)	$ 4,500	$ 0
Other accrued liabilities	1,694	1,655
Total accrued liabilities	$ 6,194	$ 1,655